Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
9.	Inventories

	December 31,
Current inventory:	2022	2021

Finished goods	$3,656,990	$2,772,167
Work-in-process	125,259	355,830
Billets	2,282,093	2,255,933
Raw materials and supplies	5,446,489	5,092,292
Materials, spare parts and rollers	1,264,727	1,271,891
Materials in-transit	15,753
	$12,791,311	$11,748,113

Non-current inventory:

	December 31,
	2022	2021

Coke	$1,237,188	$1,303,975
Spare parts	74,361	62,092
Rollers	177,270	162,263
Finished goods	353,095	353,095
	1,841,914	1,881,425

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,488,819	$1,528,330

The Company has $ 1,237,188 and $ 1,303,975 of coke inventory on hand as of December 31, 2022 and 2021, respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As of March 2023, management considers that there will be recovery in the industries in which the Company operates; this would result in the blast furnace being restarted in the future. However, the Company has recorded an impairment to the blast furnace resulting in a book value of zero. The Company has continued incurring certain costs to maintain the assets in Lorain, including the blast furnace and the coke; such costs are expensed as incurred. In order to restart the blast furnace the Company will incur expenses for the restoration of the equipment, and there is still uncertainty on the date on which the blast furnace will restart operation, if ever The Company cannot offer any guarantee of the eventual restarting of the blast furnace or when conditions will become economically feasible to do so.